Fixed Assets	12 Months Ended
Dec. 31, 2019
Property, Plant and Equipment [Abstract]
Fixed Assets
7.	FIXED ASSETS

	As of December 31,
	2018	2019	2019
	RMB	RMB	US$
	(In millions)
Computer equipment	26,186	29,592	4,251
Office building	4,168	4,628	665
Office building related facility, machinery and equipment	2,168	2,317	333
Vehicles	190	203	29
Office equipment	813	944	135
Leasehold improvements	352	391	56
Construction in progress	720	313	45

	34,597	38,388	5,514
Accumulated depreciation and impairment	(16,694)	(20,077)	(2,884)

	17,903	18,311	2,630

The Company entered into
fi
nan
ce
 leases for certain computer servers and equipment. The gross amount and the accumulated depreciation of these servers and equipment were RMB201 million and RMB201 million
, respectively,
as of December 31
,
2018, and the
se
amounts as of December 31, 2019 were not material.
Depreciation expense, including assets under finance leases, for the years ended December 31, 2017, 2018 and 2019, was RMB3.8 billion, RMB3.7 billion and RMB5.6 billion (US$799 million), respectively. Impairment charges on fixed assets for the years ended December 31, 2017, 2018 and 2019 were not material.